Schedule of investments
Delaware Ivy Core Equity Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.15%♦
Communication Services — 6.08%
Alphabet Class A †	75,405	$ 164,327,100
Take-Two Interactive Software †	495,094	60,663,868
		224,990,968
Consumer Discretionary — 6.86%
Amazon.com †	505,497	53,688,837
Aptiv *, †	688,603	61,333,869
AutoZone †	37,428	80,437,263
Booking Holdings †	33,237	58,131,181
		253,591,150
Consumer Staples — 5.04%
Costco Wholesale	171,597	82,243,010
Sysco	1,230,407	104,227,777
		186,470,787
Energy — 2.73%
ConocoPhillips	1,122,631	100,823,490
		100,823,490
Financials — 18.77%
American Express	321,310	44,539,992
Aon Class A	186,817	50,380,809
Artisan Partners Asset Management Class A	1,453,822	51,712,449
Bank of America	1,469,336	45,740,430
Blackstone	590,352	53,857,813
Charles Schwab	1,188,402	75,083,238
CME Group	441,420	90,358,674
Intercontinental Exchange	766,292	72,062,100
KKR & Co.	1,337,101	61,894,405
Morgan Stanley	620,300	47,180,018
Progressive	871,131	101,286,401
		694,096,329
Healthcare — 16.17%
Danaher	453,722	115,027,601
Eli Lilly & Co.	358,933	116,376,847
UnitedHealth Group	454,484	233,436,617
Vertex Pharmaceuticals †	148,831	41,939,087
Zoetis	529,328	90,986,190
		597,766,342
Industrials — 10.72%
Airbus ADR	3,099,587	75,288,968
Caterpillar	276,068	49,349,916
Deere & Co.	194,491	58,244,220
Equifax	279,264	51,043,874
Union Pacific	360,721	76,934,575
United Rentals †	352,671	85,667,312
		396,528,865
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology — 22.82%
Apple	832,176	$ 113,775,103
Applied Materials	120,280	10,943,074
Fiserv †	612,387	54,484,071
Intuit	82,743	31,892,462
Mastercard Class A	257,333	81,183,415
Microchip Technology	1,080,083	62,731,220
Microsoft	1,199,871	308,162,869
Salesforce †	253,668	41,865,367
TE Connectivity	859,867	97,293,951
VeriSign †	248,202	41,531,641
		843,863,173
Materials — 3.82%
Linde	295,191	84,876,268
Sherwin-Williams	251,384	56,287,392
		141,163,660
Utilities — 3.14%
NextEra Energy	1,498,782	116,095,654
		116,095,654
Total Common Stocks (cost $2,494,445,125)		3,555,390,418

Short-Term Investments — 4.19%
Money Market Mutual Fund — 4.19%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	154,986,828	154,986,828
Total Short-Term Investments (cost $154,986,828)		154,986,828

Total Value of Securities—100.34% (cost $2,649,431,953)		3,710,377,246■
Liabilities Net of Receivables and Other Assets—(0.34%)		(12,610,778)
Net Assets Applicable to 232,969,840 Shares Outstanding—100.00%		$3,697,766,468
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $506,096 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $538,453.

NQ-IV001 [6/22] 8/22 (2352388)    1

Schedule of investments
Delaware Ivy Core Equity Fund   (Unaudited)
Summary of abbreviations:
ADR – American Depositary Receipt
2    NQ-IV001 [6/22] 8/22 (2352388)